SUPPLEMENT DATED SEPTEMBER 22, 2023

TO THE PACIFIC SELECT FUND SUMMARY PROSPECTUS DATED MAY 1, 2023

FOR HEALTH SCIENCES PORTFOLIO

This supplement revises the Pacific Select Fund Summary Prospectus dated May 1, 2023, for Health Sciences Portfolio (the “Prospectus”) and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

In the Management subsection, information regarding Jeff Lee is deleted.